UNITED STATES
                        SECURITIES AND EXCHANGE COMMISSION
                              Washington, D.C.  20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2009

Check here if Amendment:      ___; Amendment Number:  ___
  This Amendment (Check only one.)  ___ is a restatement.
                                    ___  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Valiant Capital Management, L.P.
Address:    One Market Street, Steuart Tower, Suite 2625
            San Francisco, CA  94105

Form 13F File Number:   28-13282

The institutional investment manager filing this report and the person by whom it is signed hereby represent that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this Form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Ralph J. Long, Jr.
Title: Chief Operating Officer
Phone: 415-659-7217

Signature, Place and Date of Signing:


Ralph J. Long, Jr.            San Francisco, CA             October 27, 2009


Report Type (Check only one.):

X 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

___ 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

___ 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:              0

Form 13F Information Table Entry Total:         7

Form 13F Information Table Value Total:         $139,123 x 1000

List of other included Managers:                None

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
NAME OF ISSUER             TITLE OF                VALUE               SH/   PUT/  INV.    OTHER
                           CLASS       CUSIP       X1000    SHARES     PRN   CALL  DISC.   MGR          VOTING AUTH
                                                                                                    SOLE      SHR    NONE

APPLE INC                  COM         037833100   29,138   157,206    SH          SOLE           157,206
EMPLOYERS HLDGS INC        COM         292218104   23,878   1,542,497  SH          SOLE           1,542,497
HEALTH NET INC             COM         42222G108   26,793   1,739,814  SH          SOLE           1,739,814
MDS INC                    COM         55269P302   8,129    992,500    SH          SOLE           992,500
BRF-BRASIL FOODS SA        Sponsered   10552T107   2,472    46,415     SH          SOLE           46,415
                           ADR
QUALCOMM INC               COM         747525103   12,559   279,218    SH          SOLE           279,218
STERLITE INDUSTRIES LTD    ADS         859737207   36,154   2,263,877  SH          SOLE           2,263,877
(INDIA)


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